TRADE AND OTHER PAYABLES (Details) - CAD	Sep. 30, 2017	Dec. 31, 2016
Trade And Other Payables Details
Trade Payables	CAD 19,429	CAD 99,830
Accrued Liabilities	79,094	91,336
Related Party Payable (Note 10(a)(i))		36,177
Share Subscription to be Refunded (Note 9(b)(iii)	9,384	26,854
Total Trade and other payable	CAD 107,907	CAD 254,197